Retirement Benefit Plans	12 Months Ended
Mar. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Retirement Benefit Plans

20. Retirement benefit plans

Background to BT’s pension plans

The group has both defined benefit and defined contribution retirement benefit plans. The group’s main plans are in the UK and the largest by membership is the BT Pension Scheme (BTPS) which is a defined benefit plan that was closed to new entrants on 31 March 2001. After that date new entrants to BT in the UK have been able to join a defined contribution plan, currently the BT Retirement Saving Scheme (BTRSS), a contract-based arrangement operated by Standard Life.

Sections B and C of the BTPS were closed to future benefit accrual on 30 June 2018 (which represented over 99% of the BTPS active membership at the time) and affected employees have been able to join the BTRSS for future pension accrual. Non-management employees will be eligible to join a new hybrid pension arrangement, the BT Hybrid Scheme, between 1 April 2019 and 30 September 2019. This new arrangement combines elements of both defined benefit and defined contribution pension schemes.

EE Limited operates the EE Pension Scheme (EEPS), which has a defined benefit section that was closed to future benefit accrual in 2014 and a defined contribution section which is open to new joiners.

We also have retirement arrangements around the world in line with local markets and culture.

	What are they?	How do they impact BT’s financial statements?
Defined contribution plans

Benefits in a defined contribution plan are linked to:

–contributions paid

–the performance of each individual’s chosen investments

–the form in which individuals choose to take their benefits.

Contributions are paid into an independently administered fund.

The income statement charge in respect of defined contribution plans represents the contribution payable by the group based upon a fixed percentage of employees’ pay.

The group has no exposure to investment and other experience risks.

Defined benefit plans

Benefits in a defined benefit plan are:

–determined by the plan rules, dependent on factors such as age, years of service and pensionable pay

–not dependent upon actual contributions made by the company or members.

The income statement service cost in respect of defined benefit plans represents the increase in the defined benefit liability arising from pension benefits earned by active members in the current period.

The group is exposed to investment and other experience risks and may need to make additional contributions where it is estimated that the benefits will not be met from regular contributions, expected investment income and assets held.

Significant accounting policies that apply to retirement benefits
Defined benefit plans
Our net obligation in respect of defined benefit pension plans is the present value of the defined benefit obligation less the fair value of the plan assets.

The income statement expense is allocated between an operating charge and net finance income or expense.

-The operating charge reflects the increase in the defined benefit obligation resulting from the pension benefit earned by active employees in the current period, the costs of administering the plans and any past service costs/credits such as those arising from curtailments or settlements.

-The net finance income or expense reflects the interest on the net retirement benefit obligations recognised in the group balance sheet, based on the discount rate at the start of the year.

Remeasurements of the net pension obligation are recognised in full in the group statement of comprehensive income in the year in which they arise. These comprise the impact on the defined benefit obligation of changes in demographic and financial assumptions compared with the start of the year, actual experience being different to those assumptions and the return on plan assets being above or below the amount included in the net pension interest expense.

Defined contribution plans
The income statement expense for the defined contribution pension plans we operate represents the contributions payable for the year.

20. Retirement benefit plans continued

Amounts in the financial statements

Group income statement

The expense or income arising from all group retirement benefit arrangements recognised in the group income statement is shown below.

Year ended 31 March	2019 £m	2018 £m	2017 £m
Recognised in the income statement before specific items
– Service cost (including administration expenses & PPF levy):
– defined benefit plans	135	376	281
– defined contribution plans	476	265	240
– Past service credit[a]	–	(17)	–
Subtotal	611	624	521
Recognised in the income statement as specific items (note 10)
– Costs to close BT Pension Scheme and provide transition payments[b] for affected employees	23	–	–
– Cost to equalise benefits between men and women due to guaranteed minimum pension (GMP)[c]	26	–	–
– Net interest expense on pensions deficit included in specific items	139	218	209
Subtotal	188	218	209
Total recognised in the income statement	799	842	730

[a] Relates to the removal of future indexation obligations following changes to the benefits provided under certain pension plans operating outside the UK in 2017/18.

[b] All employees impacted by the closure of the BTPS receive transition payments into their BTRSS pot for a period linked to the employee’s age. There was no past service cost or credit on closure due to the assumed past service benefit link as an active member being the same as that assumed for a deferred member.

[c] In October, a High Court judgment involving the Lloyds Banking Group’s defined benefit pension schemes was handed down, resulting in the group needing to recognise additional liability to equalise benefits between men and women due to GMPs, in common with most UK defined benefit schemes.

Group balance sheet

The net pension obligation in respect of defined benefit plans reported in the group balance sheet is set out below. The prior year retirement benefit obligation has been restated as a result of a prior period accounting error, refer to note 2 for more details.

	2019			2018
At 31 March	Assets £m	Present value of liabilities £m	Deficit £m	Assets £m	Present value of liabilities (Restated) £m	Deficit (Restated) £m
BTPS	52,186	(58,855)	(6,669)	49,894	(56,259)	(6,365)
EEPS	816	(997)	(181)	763	(920)	(157)
Other plans[a]	362	(694)	(332)	299	(624)	(325)
Retirement benefit obligation	53,364	(60,546)	(7,182)	50,956	(57,803)	(6,847)
Adjustments due to effect of asset ceiling (IFRIC 14)			–			–
Deferred tax asset			1,208			1,164
Net pension obligation			(5,974)			(5,683)

[a] Included in the present value of obligations of other plans is £101m (2017/18: £97m) related to unfunded pension arrangements.

Included within trade and other payables in the group balance sheet is £42m (2017/18: £17m) in respect of contributions payable to defined contribution plans.

BT is not required to limit any pensions surplus or recognise additional pensions liabilities in individual plans as economic benefits are available in the form of either future refunds or reductions to future contributions. This is on the basis that IFRIC 14 applies enabling a refund of surplus following the gradual settlement of the liabilities over time until there are no members remaining in the scheme.

20. Retirement benefit plans continued

Movements in defined benefit plan assets and liabilities

The table below shows the movements on the pension assets and liabilities and shows where they are reflected in the financial statements. The prior year retirement benefit obligation has been restated as a result of a prior period accounting error, refer to note 2 for more details.

	Assets £m	Liabilities £m	Deficit £m
At 31 March 2017	51,112	(60,200)	(9,088)
Service cost (including administration expenses and PPF levy)	(67)	(309)	(376)
Past service credit	-	17	17
Interest on pension deficit	1,201	(1,419)	(218)
Included in the group income statement			(577)
Return on plan assets above the amount included in the group income statement	10	–	10
Actuarial gain arising from changes in financial assumptions[a]	–	2,251	2,251
Actuarial loss arising from changes in demographic assumptions[a] (Restated)	–	(697)	(697)
Actuarial gain arising from experience adjustments[b]	–	120	120
Included in the group statement of comprehensive income			1,684
Regular contributions by employer	264	–	264
Deficit contributions by employer	872	–	872
Included in the group cash flow statement			1,136
Contributions by employees	2	(2)	–
Benefits paid	(2,449)	2,449	–
Foreign exchange	11	(13)	(2)
Other movements			(2)
At 31 March 2018 (Restated)	50,956	(57,803)	(6,847)
Service cost (including administration expenses and PPF levy)	(49)	(86)	(135)
Costs to close BT Pension Scheme	(6)	-	(6)
Cost to equalise benefits between men and women due to guaranteed minimum pension (GMP)	-	(26)	(26)
Interest on pension deficit	1,356	(1,495)	(139)
Included in the group income statement			(306)
Return on plan assets above the amount included in the group income statement	1,607	-	1,607
Actuarial loss arising from changes in financial assumptions[a]	-	(3,920)	(3,920)
Actuarial gain arising from changes in demographic assumptions[a]	-	247	247
Actuarial loss arising from experience adjustments[b]	-	(36)	(36)
Included in the group statement of comprehensive income			(2,102)
Regular contributions by employer	43	-	43
Deficit contributions by employer	2,024	-	2,024
Included in the group cash flow statement			2,067
Contributions by employees	1	(1)	-
Benefits paid	(2,564)	2,564	-
Foreign exchange	(4)	10	6
Other movements			6
At 31 March 2019	53,364	(60,546)	(7,182)

[a] The actuarial gain or loss arises from changes in the assumptions used to value the defined benefit liabilities at the end of the year compared with the assumptions used at the start of the year. This includes both financial assumptions, which are based on market conditions at the year end, and demographic assumptions such as life expectancy.

[b] The actuarial loss or gain arising from experience adjustments on defined benefit liabilities represents the impact on the liabilities of differences between actual experience during the year compared with the assumptions made at the start of the year. Such differences might arise, for example, from members choosing different benefit options at retirement, actual salary increases being different from those assumed or actual benefit increases being different to the pension increase assumption.

How do we value our retirement benefit plans?

Valuation methodology

The IAS 19 liabilities are measured as the present value of the estimated future benefit cash flows to be paid by each scheme, calculated using the projected unit credit method. These calculations are performed for the group by professionally qualified actuaries.

The expected future benefit payments are based on a number of assumptions including future inflation, retirement ages, benefit options chosen and life expectancy and are therefore inherently uncertain. Actual benefit payments in a given year may be higher or lower, for example if members retire sooner or later than assumed, or take a greater or lesser cash lump sum at retirement than assumed.

Critical accounting judgements and key estimates made when valuing our retirement benefit plans

The accounting cost of these benefits and the present value of our pension liabilities involve judgements about uncertain events including the life expectancy of the members, price inflation and the discount rate used to calculate the net present value of the future pension payments. We use estimates for all of these uncertain events in determining the pension costs and liabilities in our financial statements. Our assumptions reflect historical experience, external advice and our judgement regarding future expectations. Financial assumptions are based on market expectations at the balance sheet date.

The fair value of our pension asset is made up of quoted and unquoted investments. The latter require more judgement as their values are not directly observable. The assumptions used in valuing unquoted investments are affected by current market conditions and trends which could result in changes in fair value after the measurement date.

How do we value the assets?

Under IAS 19, plan assets must be valued at the bid market value at the balance sheet date. For the main asset categories:

–Equities listed on recognised stock exchanges are valued at closing bid prices.

–Properties are valued on the basis of open market value.

–Bonds are measured using a combination of broker quotes and pricing models making assumptions for credit risk, market risk and market yield curves.

–Holdings in investment funds are valued at fair value which is typically the Net Asset Value provided by the investment manager.

–Certain unlisted investments are valued using a model based valuation such as a discounted cash flow.

–The value of the longevity insurance contract held by the BTPS is measured by discounting the projected cash flows payable under the contract (projected by an actuary, consistent with the terms of the contract).

Overview and governance of the BTPS

What is the profile of the BTPS?

At 31 March 2019 there were 288,000 members of the BTPS. Members belong to one of three sections depending upon the date they first joined the BTPS. The membership is analysed below.

Analysis of BTPS

	Active members	Deferred members	Pensioners	Total
Sections A and B liabilities (£bn)[a]	-	9.0	31.5	40.5
Section C liabilities (£bn)	-	14.1	4.3	18.4
Total IAS 19 liabilities (£bn)	-	23.1	35.8	58.9
Total number of members	-[b]	83,000	205,000	288,000

[a] Sections A and B have been aggregated in this table as Section A members have typically elected to take Section B benefits at retirement.

[b] At 31 March 2019 there are around 50 active members in the BTPS.

The estimated duration of the BTPS liabilities, which is an indicator of the weighted average term of the liabilities, is around 16 years although the benefits payable by the BTPS are expected to be paid over more than 70 years. Whilst benefit payments are expected to increase over the earlier years, the value of the liabilities is expected to reduce.

The chart below illustrates the estimated benefits payable from the BTPS forecast using the IAS 19 assumptions.

[a] Based on accrued benefits to 30 June 2018.

What are the benefits under the BTPS?

Benefits earned for pensionable service prior to 1 April 2009 are based upon a member’s final salary and a normal pensionable age of 60.

Between 1 April 2009 and 30 June 2018, Section B and C active members accrued benefits based upon a career average re-valued earnings (CARE) basis and a normal pensionable age of 65. On a CARE basis benefits are built up based upon earnings in each year and the benefit accrued for each year is increased by the lower of inflation or the individual’s actual pay increase in each year to retirement.

20. Retirement benefit plans continued

Under the Scheme rules the determination of the rate of inflation for statutory minimum rates of revaluation and indexation for the majority of benefits is based upon either the Retail Price Index (RPI) or the Consumer Price Index (CPI) which apply to each category of member as shown below.

	Active members	Deferred members	Pensioners
Section Ba	Benefits accrue on a CARE basis increasing at the lower of RPI or the individual’s actual pensionable pay increase	Preserved benefits are revalued before retirement based upon CPI	Increases in benefits in payment are currently based upon CPI
Section C			Increases in benefits in payment are currently based upon RPI up to a maximum of 5%

[a] Section A members have typically elected to take Section B benefits at retirement.

In December 2018, the Court of Appeal upheld the High Court’s ruling that it is currently not possible to change the index used to calculate pension increases paid in the future to members of Section C of the BTPS from RPI to another index. BT is seeking permission to appeal the decision from the Supreme Court.

How is the BTPS governed and managed?

BT Pension Scheme Trustees Limited (the Trustee) has been appointed by BT as an independent trustee to administer and manage the BTPS on behalf of the members in accordance with the terms of the BTPS Trust Deed and Rules and relevant legislation (principally the Pension Schemes Act 1993, the Pensions Act 1995 and the Pensions Act 2004).

Under the terms of the Trust Deed there are nine Trustee directors, all of whom are appointed by BT, as illustrated below. Trustee directors are usually appointed for a three-year term but are then eligible for re-appointment.

BTPS assets

Asset allocation

The allocation of assets between different classes of investment is reviewed regularly and is a key factor in the Trustee’s investment policy. The allocations reflect the Trustee’s views on the appropriate balance to be struck between seeking returns and incurring risk, and on the extent to which the assets should be allocated to match liabilities. Current market conditions and trends are regularly assessed which may lead to adjustments in the asset allocation.

The fair value of the assets of the BTPS analysed by asset category are shown below. These are subdivided by assets that have a quoted market price in an active market and those that do not (such as investment funds).

		2019[a]			2018[a]
		Total assets £bn	of which quoted[b] £bn	Total %	Total assets £bn	of which quoted[b] £bn	Total %
Growth
Equities	UK	0.5	0.4	1	0.5	0.5	1
	Overseas developed	7.7	7.3	15	7.8	7.3	16
	Emerging markets	1.1	1.1	2	0.5	0.4	1
Private Equity		1.5	–	3	1.9	–	4
Property	UK	3.5	–	7	3.9	–	8
	Overseas	1.1	–	2	1.2	–	2
Other growth assets	Absolute Return[c]	1.2	–	2	1.5	–	3
	Non Core Credit[d]	3.8	1.1	7	3.4	1.0	7
	Mature Infrastructure	1.4	–	3	1.4	–	3
Liability matching
Government bonds	UK Index Linked	13.2	13.2	25	12.5	12.5	25
Investment grade credit	Global	14.3	10.1	27	10.0	8.0	20
Cash, derivatives and other
Cash balances		2.7	–	5	3.8	–	7
Longevity insurance contract[e]		(0.7)	–	(1)	(0.4)	–	(1)
Other[f]		0.9	–	2	1.9	–	4
Total		52.2	33.2	100	49.9	29.7	100

20. Retirement benefit plans continued

[a] At 31 March 2019, the Scheme did not hold any equity issued by the group (2017/18: £3m). The Scheme also held £2,154m (2017/18: £10m) of bonds issued by the group, reflecting the BTPS fully subscribing to £2bn of bonds issued by BT in June 2018 following agreement of the 2017 funding valuation.

[b] Assets with a quoted price in an active market.

[c] This allocation seeks to generate returns irrespective of the direction of markets. Managers within this allocation will typically manage their portfolios without close regard to a specific market benchmark.

[d] This allocation includes a range of credit investments, including emerging market, sub-investment grade and unrated credit. The allocation seeks to exploit investment opportunities within credit markets using the expertise of a range of specialist investment managers.

[e] The Trustee has hedged some of the Scheme’s longevity risk through a longevity insurance contract which was entered into in 2014. The value reflects experience to date on the contract from higher than expected deaths. This amount partly offsets a reduction which would be recognised in the Scheme’s liabilities over time.

[f] Includes collateral posted in relation to derivatives held by the Scheme.

IAS 19 assumptions

The table below summarises the approach used to set the key IAS 19 assumptions for the BTPS.

Approach to set the assumption
Discount rate

IAS 19 requires that the discount rate is determined by reference to market yields at the reporting date on high quality corporate bonds. The currency and term of these should be consistent with the currency and estimated term of the pension obligations.

The assumption is calculated by applying the projected BTPS benefit cash flows to a corporate bond yield curve constructed by our external actuary based on the yield on AA-rated corporate bonds.

In setting the yield curve, judgement is required on the selection of appropriate bonds to be included in the universe and the approach used to then derive the yield curve.

RPI inflation

The RPI inflation assumption is set using an inflation curve derived from market yields on government bonds, weighted by projected BTPS benefit cash flows, and making an adjustment for an inflation risk premium (to reflect the extra premium paid by investors for inflation protection), which is currently assumed to be 20bps.

CPI inflation	CPI is assessed at a margin below RPI taking into account market forecasts and independent estimates of the expected difference.
Pension increases	Benefits are assumed to increase in line with the RPI or CPI inflation assumptions, based on the relevant index for increasing benefits, as prescribed by the rules of the BTPS and summarised above.
Longevity

The longevity assumption takes into account:

–  the actual mortality experience of the BTPS pensioners, based on a formal review conducted at the 2014 triennial funding valuation

–  future improvements in longevity based on a model published by UK actuarial profession’s Continuous Mortality Investigation (using the CMI 2017 Mortality Projections model with a 1.25% per year long-term improvement parameter).

The key financial assumptions used to measure the liabilities of the BTPS are shown below.

	Nominal rates (per year)			Real rates (per year)[a]
At 31 March	2019%	2018%	2017%	2019%	2018%	2017%
Rate used to discount liabilities	2.35	2.65	2.40	(0.87)	(0.44)	(0.78)
Inflation – increase in RPI	3.25	3.10	3.20	–	–	–
Inflation – increase in CPI	2.25[b]	2.00[c]	2.00[d]	(1.0)[b]	(1.1)[c]	(1.2)[d]

[a] The real rate is calculated relative to RPI inflation.

[b] Assumed to be 0.1% lower until 31 March 2023.

[c] Assumed to be 0.1% higher until 31 March 2023.

[d] Assumed to be 0.5% higher until 31 March 2019.

The BTPS represents over 97% of the group’s retirement benefit obligation. While the financial assumptions may vary for each plan, the nominal financial assumptions weighted by liabilities across all plans are equal to the figures shown in the table above (to the nearest 0.05%).

Based on the IAS 19 longevity assumptions, the forecast life expectancies for BTPS members aged 60 are as follows:

At 31 March	2019 Number of years	2018 Number of years
Male in lower pay bracket	25.7	25.8
Male in medium pay bracket	27.0	27.1
Male in higher pay bracket	28.5	28.5
Female in lower pay bracket	28.5	28.5
Female in higher pay bracket	28.7	28.7
Average improvement for a member retiring at age 60 in 10 years' time	0.7	0.7

20. Retirement benefit plans continued

Risks underlying the assumptions

Background

The BTPS faces similar risks to other UK DB schemes: things like future low investment returns, high inflation, longer life expectancy and regulatory changes may all mean the BTPS becomes more of a financial burden. Further details are set out on page 47.

Changes in external factors, such as interest rates, can have an impact on the IAS 19 assumptions, impacting the measurement of BTPS liabilities. These factors can also impact the Scheme assets. The BTPS hedges some of these risks, including longevity and currency using financial instruments and insurance contracts.

Some of the key financial risks, and mitigations, for the BTPS are set out in the table below.

Changes in bond yields

A fall in yields on AA-rated corporate bonds, used to set the IAS 19 discount rate, will lead to an increase in the

IAS 19 liabilities.

The BTPS’s assets include corporate bonds, government bonds and interest rate derivatives which are expected to partly offset the impact of movements in the discount rate. However, yields on these assets may diverge compared with the discount rate in some scenarios.

Changes in inflation expectations

A significant proportion of the benefits paid to members are currently increased in line with RPI or CPI inflation. An increase in long-term inflation expectations will lead to an increase in the IAS 19 liabilities.

The BTPS’s assets include index-linked government bonds and inflation derivatives which are expected to largely offset the impact of movements in inflation expectations.

Changes in life expectancy

An increase in the life expectancy of members will result in benefits being paid out for longer, leading to an increase in the BTPS liabilities.

The BTPS holds a longevity insurance contract which covers around 25% of the BTPS’s total exposure to improvements in longevity, providing long-term protection and income to the BTPS in the event that members live longer than currently expected.

Other risks include: volatile asset returns (ie where asset returns differ from the discount rate); changes in legislation or regulation which impact the value of the liabilities or assets; and member take-up of options before and at retirement to reshape their benefits.

Quantification

BT’s independent actuary has assessed the potential negative impact of the key risks that might occur no more than once in every 20 years illustrated as the following four scenarios:

Scenario	1-in-20 events
	2019		2018
1. Fall in discount rate[a]	1.1%		1.1%
2. Increase to inflation rate[b]	0.7%		0.7%
3. Fall in equity markets[c]	30.0%		-
4. Increase to life expectancy	1.25	years	1.35	years

[a] Scenario assumes a fall in the yields on both government and corporate bonds.

[b] Assuming RPI, CPI, pension increases and salary increases all increase by the same amount.

[c] Scenario ignores any potential benefit from derivatives held by the scheme.

The impact shown under each scenario looks at each event in isolation – in practice a combination of events could arise.

Sensitivity analysis of the principal assumptions to 1-in-20 events used to measure BTPS IAS 19 liabilities

The sensitivity of the deficit allows for both the change in the liabilities and the assumed change in the assets. For example, the increase in the deficit under the life expectancy scenario incorporates the expected movement in the value of the insurance contract held to hedge longevity risk.

20. Retirement benefit plans continued

The sensitivities have been prepared using the same approach as 2017/18 which involves calculating the liabilities and deficit using the alternative assumptions stated.

BTPS funding

Triennial funding valuation

The triennial valuation is carried out for the Trustee by a professionally qualified independent actuary. The purpose of the valuation is to design a funding plan to ensure that the BTPS has sufficient funds available to meet future benefit payments. The latest funding valuation was performed as at 30 June 2017. The next funding valuation will have an effective date of no later than 30 June 2020.

The valuation methodology for funding purposes, which is based on prudent assumptions, is broadly as follows:

–  Assets are valued at market value at the valuation date.

–  Liabilities are measured on an actuarial funding basis using the projected unit credit method and discounted to their present value.

The results of the two most recent triennial valuations are shown below.

	June 2017 valuation £bn	June 2014 valuation £bn
BTPS liabilities	(60.4)	(47.2)
Market value of BTPS assets	49.1	40.2
Funding deficit	(11.3)	(7.0)
Percentage of accrued benefits covered by BTPS assets at valuation date	81.3%	85.2%
Percentage of accrued benefits on a solvency basis covered by the BTPS assets at the valuation date	62.2%	63.0%

Key assumptions – funding valuation

These valuations were determined using the following prudent long-term assumptions.

	Nominal rates (per year)		Real rates (per year)[a]
	June 2017 valuation %	June 2014 valuation %	June 2017 valuation %	June 2014 valuation %
Average single equivalent discount rate	2.6	4.5	(0.8)	1.0
Average long-term increase in RPI	3.4	3.5	–	–
Average long-term increase in CPI	2.4	2.5	(1.0)	(1.0)

[a] The real rate is calculated relative to RPI inflation and is shown as a comparator.

The discount rate at 30 June 2017 was derived from prudent return expectations above a risk-free yield curve based on gilt and swap rates. The discount rate reflects views of future returns at the valuation date, allowing for the Scheme to hold 45% of its investments in growth assets initially, before de-risking to a low risk investment approach by 2034. This gives a prudent discount rate of 1.4% per year above the yield curve initially, trending down to 0.7% per year above the curve in the long-term. The assumption is equivalent to using a flat discount rate of 1.0% per year above the yield curve at the valuation date.

The average life expectancy assumptions at the valuation dates, for members 60 years of age, are as follows.

Number of years from valuation date	June 2017 assumptions	June 2014 assumptions
Male in lower pay bracket	25.9	26.1
Male in medium pay bracket	27.2	27.5
Male in high pay bracket	28.6	29.0
Female in lower pay bracket	28.6	28.9
Female in high pay bracket	28.9	29.2
Average improvement for a member retiring at age 60 in 10 years’ time	0.9	1.3

Payments made to the BTPS

Year ended 31 March	2019 £m	2018 £m
Ordinary contributions	33	248
Deficit contributions	2,000	850
Total contributions in the year	2,033	1,098

Future funding obligations and recovery plan

Under the terms of the Trust Deed, the group is required to have a funding plan, determined at the conclusion of the triennial funding valuation, which is a legal agreement between BT and the Trustee and should address the deficit over a maximum period of 20 years.

In May 2018, the 2017 triennial funding valuation was finalised, agreed with the Trustee and certified by the Scheme Actuary. The funding deficit at 30 June 2017 was £11.3bn. The deficit was agreed to be met over a 13 year period, with the remaining payments shown in the table below.

20. Retirement benefit plans continued

BT is scheduled to make future deficit payments to the BTPS in line with the table below.

Year to 31 March	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030
Deficit contribution (£m)	1,250[a]	900[b]	900[c]	907	907	907	907	907	907	907	907

[a] payable by 30 June 2019.

[b] £400m payable by 30 June 2020.

[c] £200m payable by 30 June 2021.

Based on the 2017 funding valuation agreement, the group expects to make contributions of approximately £1,310m to the BTPS in 2019/20, comprising of contributions of approximately £60m for expenses and future accrual and deficit contributions of £1,250m.

Other protections

The 2017 funding agreement with the Trustee included additional features for BT to provide support to the BTPS. These include:

Feature	Detail
Shareholder distributions

BT will provide additional payments to the BTPS by the amount that shareholder distributions exceed a threshold. The threshold allows for 10% per year dividend per share growth plus £200m per year of share buybacks on a cumulative basis.

This will apply until 30 June 2021, or until the finalisation of the next valuation if earlier.

BT will also consult with the Trustee if it considers share buybacks in excess of £200m per year or making a special dividend. This obligation is on-going until otherwise terminated.

Material corporate events

In the event that BT generates net cash proceeds greater than £1.0bn from disposals (net of acquisitions) in any 12-month period ending 30 June, BT will make additional contributions to the BTPS equal to one third of those net cash proceeds. This obligation applies until the next valuation is signed.

BT will consult with the Trustee if:

  –  it considers making acquisitions with a total cost of more than £1.0bn in any 12-month period; or

  –  it considers making disposals of more than £1.0bn; or

  –  it considers making a Class 1 transaction (acquisition or disposal); or

  –  it is subject to a takeover offer.

This obligation is on-going until otherwise terminated.

BT will advise the Trustee should there be other material corporate events which would materially impact BT’s covenant to the BTPS. This obligation is on-going until otherwise terminated.

Negative pledge

A negative pledge that future creditors will not be granted superior security to the BTPS in excess of a £1.5bn threshold, to cover both British Telecommunications plc and BT Group plc.

This provision applies until the deficit reduces to below £2.0bn at any subsequent funding valuation.

In the highly unlikely event that the group were to become insolvent there are additional protections of BTPS members’ benefits:

Feature	Detail
Crown Guarantee

The Crown Guarantee was granted by the Government when the group was privatised in 1984 and would only come into effect upon the insolvency of BT.

The Trustee brought court proceedings to clarify the scope and extent of the Crown Guarantee. The Court of Appeal judgment on 16 July 2014 established that:

–the Crown Guarantee covers BT’s funding obligation in relation to the benefits of members of the BTPS who joined post-privatisation as well as those who joined pre-privatisation (subject to certain exceptions)

–the funding obligation to which the Crown Guarantee relates is measured with reference to BT’s obligation to pay deficit contributions under the rules of the BTPS.

The Crown Guarantee is not taken into account for the purposes of the actuarial valuation of the BTPS and is an entirely separate matter, only being relevant in the highly unlikely event that BT became insolvent.

Pension Protection Fund (PPF)

The Pension Protection Fund (PPF) may take over the BTPS and pay benefits not covered by the Crown Guarantee to members.

There are limits on the amounts paid by the PPF and the PPF would not provide exactly the same benefits as those provided under the BTPS Rules.

20. Retirement benefit plans continued

Other benefit plans

In addition to the BTPS, the group maintains benefit plans around the world with a focus on these being appropriate for the local market and culture.

EE Pension Scheme (EEPS)

The EEPS is the second largest defined benefit plan sponsored by the group. It has a defined benefit section that is closed to future accrual, with liabilities of around £1.0bn, and a defined contribution section with around 11,000 members.

At 31 March 2019, the defined benefit section’s assets are invested across a number of asset classes including global equities (23%), property & illiquid alternatives (22%), an absolute return portfolio (25%) and a liability driven investment portfolio (30%).

The triennial valuation of the defined benefit section was performed as at 31 December 2015, and agreed in March 2017. This showed a funding deficit of £141m. The group is scheduled to contribute £1.875m each month between 1 April 2019 and November 2020. The next funding valuation is taking place as at 31 December 2018 and is underway.

BTRSS

The BTRSS is the largest defined contribution scheme maintained by the group with around 69,000 active members. In the year to 31 March 2019, the group contributed £388m to the BTRSS.